Expenses by Nature - Schedule of Depreciation and Amortization (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Depreciation and Amortization [Abstract]
Property, plant and equipment	RM 44,630	$ 10,191	RM 44,487
Intangible assets	235,524	53,780	7,659
Right-of-use assets	254,724	58,164	225,390
Total Depreciation and amortization	RM 534,878	$ 122,135	RM 277,536